Significant Accounting Policies - Summary of Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2019
Bottom of range [member] | Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	2 years
Bottom of range [member] | Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	1 years
Bottom of range [member] | Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	1 years
Top of range [member] | Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	50 years
Top of range [member] | Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	17 years
Top of range [member] | Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	20 years